Cboe VEST S&P 500® BUFFER STRATEGY FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

		Shares	Fair Value
0.46%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.01%*	1,186,439	$1,186,439
108.58%	PURCHASED OPTIONS

Number
		of
	Description	Contracts
	CALL OPTIONS

	SPDR S&P 500 ETF Trust	605	$
	SPDR S&P 500 ETF Trust	605	$
	SPDR S&P 500 ETF Trust	605	$
	SPDR S&P 500 ETF Trust	428	$
	SPDR S&P 500 ETF Trust	421	$
	SPDR S&P 500 ETF Trust	339	$
	SPDR S&P 500 ETF Trust	3,219	$
	SPDR S&P 500 ETF Trust	1,146	$
	TOTAL CALL OPTIONS PURCHASED
	PUT OPTIONS
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	SPDR S&P 500 ETF Trust	614	$
	TOTAL PUT OPTIONS PURCHASED
108.58%	TOTAL PURCHASED OPTIONS
109.04%	TOTAL INVESTMENTS
(9.04%)	Liabilities, in excess of other assets
100.00%	NET ASSETS
Notional	Exercise	Expiration
Amount	Price	Date	Value

22,389,235	$0.01	02/17/21	$22,388,911
22,389,235	0.01	03/17/21	22,388,911
22,389,235	0.01	04/21/21	22,329,484
15,838,996	0.01	05/19/21	15,796,724
15,579,947	0.01	06/16/21	15,538,366
12,545,373	0.01	07/21/21	12,471,152
119,125,533	0.01	11/17/21	118,055,198
42,410,022	0.01	12/21/22	41,363,922

			270,332,668
22,722,298	338.34	02/17/21	143,786
22,722,298	240.00	03/18/21	39,905
22,722,298	277.76	04/21/21	178,474
22,722,298	296.93	05/19/21	353,149
22,722,298	311.66	06/16/21	570,967
22,722,298	321.85	07/21/21	839,653
22,722,298	337.23	08/18/21	1,204,488
22,722,298	338.82	09/15/21	1,346,925
22,722,298	342.73	10/20/21	1,502,349
22,722,298	356.28	11/17/21	1,849,798
22,722,298	370.17	12/15/21	2,251,186
22,722,298	383.89	01/19/22	2,734,277

			13,014,957

			283,347,625

			284,534,064
			(23,581,638)
			$260,952,426

* Effective 7 day yield as of January 31, 2021

Cboe VEST S&P 500® BUFFER STRATEGY FUND

SCHEDULE OF OPTIONS WRITTEN

January 31, 2021 (unaudited)

(2.72%)	OPTIONS WRITTEN
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	CALL OPTIONS

	SPDR S&P 500 ETF Trust	614	$(22,722,298)	$382.45	02/17/21 $	(153,029)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	308.81	03/16/21	(3,945,242)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	341.37	04/21/21	(2,356,068)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	343.98	05/19/21	(2,383,079)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	364.33	06/16/21	(1,616,800)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	375.02	07/21/21	(1,307,361)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	386.97	08/18/21	(996,716)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	392.18	09/15/21	(914,637)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	397.10	10/20/21	(897,217)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	406.69	11/17/21	(697,985)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	425.95	12/15/21	(391,245)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	439.51	01/19/22	(321,649)

	TOTAL CALL OPTIONS WRITTEN					(15,981,028)
	PUT OPTIONS

	SPDR S&P 500 ETF Trust	614	$(22,722,298)	304.51	02/17/21	(34,798)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	216.00	03/17/21	(24,713)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	249.98	04/21/21	(98,940)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	267.24	05/19/21	(197,804)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	280.49	06/16/21	(322,512)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	289.67	07/21/21	(461,122)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	303.51	08/18/21	(595,893)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	304.94	09/15/21	(642,706)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	308.46	10/20/21	(794,909)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	320.65	11/17/21	(1,022,849)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	333.15	12/15/21	(1,288,119)
	SPDR S&P 500 ETF Trust	614	$(22,722,298)	345.50	01/19/22	(1,600,659)

	TOTAL PUT OPTIONS WRITTEN					(7,085,024)
-2.72%	TOTAL WRITTEN OPTIONS					(23,066,052)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
MONEY MARKET FUNDS	$1,186,439	$-	$-	$1,186,439
PURCHASED OPTIONS	-	283,347,625	-	283,347,625
TOTAL INVESTMENTS	$1,186,439	$283,347,625	$-	$284,534,064

OPTIONS WRITTEN	$-	$(23,066,052)	$-	$(23,066,052)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2021.
At January 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $225,841,740 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$56,069,999
		Gross unrealized depreciation		(20,443,727)
		Net unrealized appreciation		$35,626,272